Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Jan. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders	Net Loss Per Share Attributable to Common Stockholders
Net loss per share calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization.
The Company computes net loss per share of the Class A common stock and Class B common stock using the two-class method required for participating securities. Basic and diluted loss per share are the same for each class of common stock because they are entitled to the same liquidation and dividend rights. The following table sets forth the computation of basic and diluted loss per Class A common stock and Class B common stock (amounts in thousands, except share and per share amounts):

	Year Ended January 31,
	2022	2021	2020
Numerator:
Net loss attributable to common stockholders	$(137,124)	$(127,103)	$(123,714)
Denominator:
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders	79,610,970	44,214,426	42,863,642
Basic and diluted net loss per share attributable to common stockholders	$(1.72)	$(2.87)	$(2.89)
Basic and diluted loss per share was the same for each period presented as the inclusion of all potential Class A common stock and Class B common stock outstanding would have been anti-dilutive.
The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	Year Ended January 31,
	2022	2021	2020
Convertible Preferred Stock	—	131,252,627	131,252,627
Convertible notes	—	7,265,238	918,412
Warrants to purchase Series B Convertible Preferred Stock	—	761,340	761,340
Warrants to purchase Series D Convertible Preferred Stock	—	2,261,713	745,914
Warrants to purchase Class A common stock	1,065,594	—	—
Common stock options	41,907,551	39,246,696	30,780,382
Restricted Stock Units	5,439,736	1,662,999	1,441,354
Earn-out Shares	26,217,249	—	—
dMY Sponsor Earn-out Shares	862,500	—	—
Public Warrants	6,899,982	—	—
Private Placement Warrants	5,933,333	—	—
Early exercised common stock options, subject to future vesting	1,654,385	—	—
Shares issued in connection with acquisition, subject to future vesting	543,391	—	—
	90,523,721	182,450,612	165,900,028